UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04760

DWS Advisor Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408
Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 97.7%
Australia 7.8%
CFS Retail Property Trust	2,592,889	4,749,236
Charter Hall Group	2,706,435	1,530,359
Charter Hall Office REIT	1,605,121	3,785,627
Commonwealth Property Office Fund	1,822,348	1,620,514
Dexus Property Group	3,473,388	2,870,508
Goodman Group	9,250,846	5,767,410
GPT Group	1,650,477	4,695,762
Mirvac Group	4,018,206	5,165,646
Stockland	2,278,012	8,455,175
Westfield Group (Units)	2,356,758	27,928,209

(Cost $61,943,549)		66,568,446
Bermuda 0.1%
Hongkong Land Holdings Ltd. (Cost $362,290)	60,000	364,200
Brazil 0.3%
Aliansce Shopping Centers SA (Cost $1,605,472)	327,400	2,515,485
Canada 3.9%
Allied Properties Real Estate Investment Trust	160,750	3,546,530
Boardwalk Real Estate Investment Trust(a)	154,050	7,036,981
Boardwalk Real Estate Investment Trust(a)	31,000	1,415,305
Chartwell Seniors Housing Real Estate Investment Trust(a)	360,350	3,018,968
Chartwell Seniors Housing Real Estate Investment Trust 144A*	332,500	2,785,645
Chartwell Seniors Housing Real Estate Investment Trust(a)	153,550	1,341,641
First Capital Realty, Inc.(a)	8,800	132,569
First Capital Realty, Inc.(a)	347,350	5,232,700
First Capital Realty, Inc. 144A*	93,200	1,404,024
InnVest Real Estate Investment Trust	1,057,450	7,389,509

(Cost $26,273,538)		33,303,872
Channel Islands 0.5%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	474,804
LXB Retail Properties PLC*	2,480,000	3,886,091

(Cost $5,710,628)		4,360,895
China 0.7%
Agile Property Holdings Ltd. (Cost $6,269,174)	5,074,000	5,740,273
Finland 0.2%
Technopolis Oyj (Cost $2,296,190)	310,000	1,726,737
France 4.0%
ICADE (b)	50,750	5,335,471
Klepierre	238,585	9,223,555
Unibail-Rodamco SE	88,800	19,745,012

(Cost $30,666,383)		34,304,038
Germany 0.3%
Alstria Office REIT-AG (b) (Cost $1,616,535)	146,735	2,038,032
Hong Kong 16.4%
China Overseas Land & Investment Ltd.	7,610,480	16,106,859
Hang Lung Properties Ltd.	1,592,000	7,733,389
Henderson Land Development Co., Ltd.	2,003,500	14,242,028
Hongkong Land Holdings Ltd.	2,837,000	17,633,291
Hysan Development Co., Ltd.	2,244,000	7,997,106
Kerry Properties Ltd.	1,809,146	9,759,065
Sun Hung Kai Properties Ltd.	2,744,000	46,968,759
The Link REIT	1,307,500	3,872,606
Wharf Holdings Ltd.	2,382,000	15,289,653

(Cost $118,287,645)		139,602,756
Italy 0.2%
Immobiliare Grande Distribuzione (Cost $2,077,334)	1,200,000	1,968,948
Japan 9.1%
AEON Mall Co., Ltd.	289,100	7,041,515
Daikyo, Inc.* (b)	2,772,000	3,763,500
Mitsubishi Estate Co., Ltd.	849,000	13,842,555
Mitsui Fudosan Co., Ltd.	1,434,000	24,187,796
Nippon Building Fund, Inc.	1,259	11,024,721
Sumitomo Realty & Development Co., Ltd.	854,000	17,691,141

(Cost $79,810,166)		77,551,228
Malta 0.0%
BGP Holdings PLC* (Cost $0)	9,642,377	9
Netherlands 2.5%
Corio NV	114,600	7,839,034
Eurocommercial Properties NV (CVA)	115,000	5,336,471
Wereldhave NV	85,000	8,253,839

(Cost $18,314,385)		21,429,344
Norway 0.3%
Norwegian Property ASA* (Cost $3,374,622)	1,650,000	2,850,511
Philippines 0.6%
Megaworld Corp. (Cost $2,954,245)	107,548,670	5,426,060
Singapore 4.6%
CapitaLand Ltd.	5,060,500	15,612,537
CapitaMall Trust	5,568,000	9,110,452
CDL Hospitality Trusts	2,206,000	3,579,011
Keppel Land Ltd.	2,212,000	6,806,437
Suntec Real Estate Investment Trust	3,292,000	3,782,749

(Cost $34,831,016)		38,891,186
Sweden 0.4%
Kungsleden AB (Cost $2,361,047)	355,000	3,017,754
United Kingdom 5.8%
Big Yellow Group PLC	390,000	2,001,206
Capital & Regional PLC*	3,422,338	1,855,078
Conygar Investment Co. PLC*	655,000	1,078,095
Derwent London PLC	106,500	2,519,636
Development Securities PLC	670,000	2,423,278
Great Portland Estates PLC	330,000	1,770,344
Hansteen Holdings PLC	1,280,000	1,473,993
Land Securities Group PLC	556,675	5,594,034
Max Property Group PLC*	850,000	1,344,049
Metric Property Investments PLC *	967,919	1,612,401
NR Nordic & Russia Properties Ltd.	1,000,000	443,056
Primary Health Properties PLC	240,000	1,133,528
Quintain Estates & Development PLC*	2,800,000	1,906,995
Safestore Holdings PLC	1,564,000	3,043,306
Segro PLC	2,690,000	11,555,513
Songbird Estates PLC*	828,463	1,727,889
South African Property Opportunities PLC*	1,700,000	1,725,162
Terrace Hill Group PLC*	2,000,000	573,378
UNITE Group PLC*	1,600,000	5,536,837

(Cost $55,446,587)		49,317,778
United States 40.0%
American Campus Communities, Inc. (REIT) (b)	23,250	707,730
AvalonBay Communities, Inc. (REIT) (b)	76,354	7,935,471
Boston Properties, Inc. (REIT) (b)	256,550	21,324,436
Brandywine Realty Trust (REIT)	597,300	7,316,925
BRE Properties, Inc. (REIT) (b)	253,312	10,512,448
Cogdell Spencer, Inc. (REIT)	400,000	2,528,000
Colonial Properties Trust (REIT)	410,550	6,646,805
CommonWealth REIT (REIT)	248,531	6,362,394
Developers Diversified Realty Corp. (REIT)	612,950	6,877,299
Digital Realty Trust, Inc. (REIT) (b)	318,250	19,636,025
Douglas Emmett, Inc. (REIT)	184,100	3,223,591
Equity Residential (REIT)	487,270	23,179,434
Extra Space Storage, Inc. (REIT)	537,050	8,614,282
Federal Realty Investment Trust (REIT)	13,300	1,086,078
First Industrial Realty Trust, Inc. (REIT)* (b)	23,850	120,920
Glimcher Realty Trust (REIT)	513,250	3,156,488
HCP, Inc. (REIT) (b)	311,450	11,205,971
Home Properties, Inc. (REIT) (b)	146,750	7,763,075
Host Hotels & Resorts, Inc. (REIT) (b)	1,366,505	19,786,992
Hudson Pacific Properties, Inc. (REIT)	66,100	1,082,057
Kimco Realty Corp. (REIT)	631,050	9,939,037
LTC Properties, Inc. (REIT)	166,800	4,256,736
Medical Properties Trust, Inc. (REIT)	304,750	3,090,165
Nationwide Health Properties, Inc. (REIT)	215,986	8,352,179
Pebblebrook Hotel Trust (REIT)*	143,225	2,579,482
Post Properties, Inc. (REIT)	295,350	8,246,172
ProLogis (REIT)	1,048,850	12,355,453
PS Business Parks, Inc. (REIT)	40,350	2,282,600
Public Storage (REIT) (b)	150,050	14,560,852
Ramco-Gershenson Properties Trust (REIT)	270,837	2,900,664
Regency Centers Corp. (REIT) (b)	320,969	12,668,646
Senior Housing Properties Trust (REIT)	528,870	12,428,445
Simon Property Group, Inc. (REIT)	493,653	45,781,379
SL Green Realty Corp. (REIT) (b)	269,301	17,054,832
Strategic Hotels & Resorts, Inc. (REIT)*	769,150	3,261,196
Sun Healthcare Group, Inc.*	226,500	1,918,455
UDR, Inc. (REIT)	9,250	195,360
Washington Real Estate Investment Trust (REIT) (b)	303,000	9,614,190

(Cost $291,730,190)		340,552,264

Total Common Stocks (Cost $745,930,996)		831,529,816
Closed-End Investment Company 0.4%
Luxembourg
ProLogis European Properties* (Cost $2,648,136)	520,000	3,141,528
Securities Lending Collateral 7.5%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $63,902,460)	63,902,460	63,902,460
Cash Equivalents 0.3%
Central Cash Management Fund, 0.21% (c) (Cost $2,470,810)	2,470,810	2,470,810

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $814,952,402) †	105.9	901,044,614
Other Assets and Liabilities, Net	(5.9)	(49,844,847)

Net Assets	100.0	851,199,767

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $959,126,558.  At September 30, 2010, net unrealized depreciation for all securities based on tax cost was $58,081,944.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $105,564,803 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $163,646,747.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $62,633,486 which is 7.4% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CVA: Certificaten Van Aandelen
REIT: Real Estate Investment Trust

At September 30, 2010 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

	Market Value ($)	As a % of Common Stocks
Diversified	369,914,093	44.5%
Office	119,512,957	14.4%
Shopping Centers	97,313,598	11.7%
Apartments	65,576,671	7.9%
Regional Malls	50,550,268	6.1%
Health Care	50,141,278	6.0%
Hotels	33,017,179	4.0%
Storage	28,219,646	3.4%
Industrial	13,950,366	1.6%
Health Care Providers & Services	1,918,455	0.2%
Miscellaneous	1,415,305	0.2%
Total	831,529,816	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$66,568,446	$—	$66,568,446
Bermuda	364,200	—	—	364,200
Brazil	2,515,485	—	—	2,515,485
Canada	33,303,872	—	—	33,303,872
Channel Islands	—	4,360,895	—	4,360,895
China	—	5,740,273	—	5,740,273
Finland	—	1,726,737	—	1,726,737
France	—	34,304,038	—	34,304,038
Germany	—	2,038,032	—	2,038,032
Hong Kong	—	139,602,756	—	139,602,756
Italy	—	1,968,948	—	1,968,948
Japan	—	77,551,228	—	77,551,228
Malta	—	—	9	9
Netherlands	—	21,429,344	—	21,429,344
Norway	—	2,850,511	—	2,850,511
Philippines	—	5,426,060	—	5,426,060
Singapore	—	38,891,186	—	38,891,186
Sweden	—	3,017,754	—	3,017,754
United Kingdom	—	47,592,616	1,725,162	49,317,778
United States	340,552,264	—	—	340,552,264
Closed-End Investment Company	—	3,141,528	—	3,141,528
Short-Term Investments(e)	66,373,270	—	—	66,373,270
Total	$443,109,091	$456,210,352	$1,725,171	$901,044,614

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks
	United Kingdom	Malta		Total
Balance as of December 31, 2009	$1,400,379	$—		$1,400,379
Realized gains (loss)	—	—		—
Change in unrealized appreciation (depreciation)	324,783	1		324,784
Amortization premium/discount	—	—		—
Net purchase (sales)	—	—		—
Transfers into Level 3	—	8	(f)	8
Transfers (out) of Level 3	—	—		—
Balance as of September 30, 2010	$1,725,162	$9		$1,725,171
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2010	$324,783	$1		$324,784

Transfers between price levels are recognized at the beginning of the reporting period.

(f)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010